CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	118,868,317	121,640,839
Common stock, shares outstanding (in shares)	118,868,317	121,640,839
Preferred stock, par value (in USD per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Series C preferred stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	804,950	2,297,504
Preferred stock, shares outstanding (in shares)	804,950	2,297,504
Series D preferred stock
Class of Stock [Line Items]
Preferred stock, issued (in shares)	3,195,050	3,195,050
Preferred stock, shares outstanding (in shares)	3,195,050	3,195,050